UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: June 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/14/01


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 66
                                       ----

Form 13F Information Table Value Total:   $42,862,385
                                       -----------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:

None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:

None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     208         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     412      8600      8600     0       0           8600      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     481    117115    117115     0       0         117115      0      0
ADE Corp MA                  Com                 00089C107     579     30481     30481     0       0          30481      0      0
AK Steel Hlgs                Pfd CV $ 3.625      042170407     865     19225     19225     0       0          19225      0      0
Alliance World Dollar Gov    Com                 01879R106     355     32422     32422     0       0          32422      0      0
Allstate                     Com                 020002101     255      5800      5800     0       0           5800      0      0
Atmos Energy Corp            Com                 049560105     486     19900     19600   300       0          19600    300      0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1143     26875     26675   200       0          26675    200      0
Banc One Corp                Com                 059438101     379     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     740     48900     48900     0       0          48900      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     286     13180     12740   440       0          12740    440      0
BP Amoco                     Sponsored ADR       055622104    1067     21410     21410     0       0          21410      0      0
Brascan Corp                 CL A LTD VT SH      10549P606     648     37950     37250   700       0          37250    700      0
Bristol Myers Squibb         Com                 110122108     732     14000     13400   600       0          13400    600      0
Cigna Corp                   Com                 17179X106     201      2100      2100     0       0           2100      0      0
Cisco Systems                Com                 17275R102     522     28700     28700     0       0          28700      0      0
Coeur d'Alene                Com                 192108108      33     25440     25440     0       0          25440      0      0
Duke Energy                  Com                 264399106     932     23900     23900     0       0          23900      0      0
Exxon Mobil Corp             Com                 30231G102    2253     25800     25800     0       0          25800      0      0
Federal Mogul Corp           Com                 313549107      55     32600     32600     0       0          32600      0      0
Federated Department Stores  Com                 31410H101    1062     25001     25001     0       0          25001      0      0
Ford Motor Co                Com                 345370100    1029     41943     41943     0       0          41943      0      0
General Electric             Com                 369604103    1770     36123     33123  3000       0          33123   3000      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     696     17400     17400     0       0          17400      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     312     13770     13470   300       0          13470    300      0
Hewlett Packard              Com                 428236102     415     14520     13920   600       0          13920    600      0
Homestake Mining             Com                 437614100      86     10900     10900     0       0          10900      0      0
Input/Output                 Com                 457652105    1433    112850    112850     0       0         112850      0      0
Lexicon Genetics Inc Com     Com                 528872104     558     44700     44700     0       0          44700      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821400     389     71900     71900     0       0          71900      0      0
Lubrizol Corporation         Com                 549271104    1161     37400     37400     0       0          37400      0      0
MacroChem Corp               Com                 555903103      95     10800     10800     0       0          10800      0      0
MA Health & Educ TE          Sh Ben Int          575672100     290     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     373      8123      8123     0       0           8123      0      0
Mentor Graphics Corp         Com                 587200106     651     37200     37200     0       0          37200      0      0
Merck&Co Inc                 Com                 589331107     358      5614      5614     0       0           5614      0      0
MeVC Draper Fisher           Com                 55271E105     409     36300     36300     0       0          36300      0      0
MS/DW Incm                   Com                 61745P874    1195     66600     66600     0       0          66600      0      0
New Amer High Income Fd      Com                 641876107     152     50851     50851     0       0          50851      0      0
Newmont Mining               Com                 651639106     269     14498     14498     0       0          14498      0      0
Newmont Mining               Cv 3.25             651639601     647     16700     16500   200       0          16500    200      0
Nortel Networks              Com                 656568102     100     11100     11100     0       0          11100      0      0
Novell Inc                   Com                 670006105     199     35100     35100     0       0          35100      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     102     10802     10802     0       0          10802      0      0
Occidental Petro Crp         Com                 674599105    1082     40700     40700     0       0          40700      0      0
Olin Corp                    Com                 680665205     474     27900     27900     0       0          27900      0      0
Pharmacia Corp               Com                 71713U102     977     21268     21149   119       0          21149    119      0
Printronix Inc               Com                 742578107      60     11500     11500     0       0          11500      0      0
Schering Plough Corp         Com                 806605101     210      5800      5800     0       0           5800      0      0
Scudder Global               Com                 81115E101     197     33300     33300     0       0          33300      0      0
Scudder High Income Tr       Com                 48841G106     394     49300     49300     0       0          49300      0      0
Senior High Income Portfolio Com                 81721E107     745    123100    123100     0       0         123100      0      0
ST Paul Co                   Com                 792860108     223      4400      4400     0       0           4400      0      0
Standard Register Co.        Com                 853887107     614     33200     33200     0       0          33200      0      0
Telcom NewZealand            Sponsored ADR       879278208     421     23250     23250     0       0          23250      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     448     12782     12782     0       0          12782      0      0
Thermo Electron Corp         Com                 883556102    1211     55000     55000     0       0          55000      0      0
Timken Co                    Com                 887389104     584     34500     34500     0       0          34500      0      0
Toreador Research            Com                 891050106    3350    579700    578900   800       0         578900    800      0
Trinity Industries, Inc.     Com                 896522109     637     31100     31100     0       0          31100      0      0
TXU Corporation              Com                 873168108    1183     24550     24550     0       0          24550      0      0
Verizon Comm                 Com                 92343V104    1012     18916     18916     0       0          18916      0      0
Washington Mutual Inc        Com                 939322103     259      6900      6900     0       0           6900      0      0
Xcel Energy                  Com                 98389B100    1759     61830     60590  1240       0          60590   1240      0
